TRADE RECEIVABLES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Detail Of Assessment Of Recoverability Of Outstanding Balances From Impaired Debtors [Line Items]
Gross carrying amount	$ 8,973	$ 7,997
Less: Loss allowance	(684)	0
Carrying amount net of allowance	8,973	7,928
Credit impaired debtors including the debtor whose invoice is in dispute [member] | Expected credit losses individually assessed [member]
Disclosure Detail Of Assessment Of Recoverability Of Outstanding Balances From Impaired Debtors [Line Items]
Gross carrying amount	684	0
Less: Loss allowance	(684)	0
Carrying amount net of allowance	$ 0	$ 0